Financial liabilities designated at fair value (Table)	12 Months Ended
Dec. 31, 2022
Designated financial liabilities at fair value through profit or loss [abstract]
Financial assets designated at fair value

	Barclays Bank Group
	2022	2021
	£m	£m
Loans and advances	1,679	2,813
Debt securities	205	318
Other financial assets	1	—
Financial assets designated at fair value	1,885	3,131

Loans and advances	36,511	33,089
Debt securities	3,012	1,937
Equity securities	4,934	4,798
Reverse repurchase agreements and other similar secured lending	164,698	145,186
Other financial assets	88	85
Financial assets mandatorily at fair value	209,243	185,095
Total	211,128	188,226

	Barclays Bank Group
	2022		2021
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	57,325	72,728	53,164	61,333
Deposits	41,037	42,455	29,409	29,836
Repurchase agreements and other similar secured borrowing	173,172	173,938	168,075	168,144
Subordinated debt[a]	521	1,029	483	613
Financial liabilities designated at fair value	272,055	290,150	251,131	259,926
Note
a.Subordinated debt measured at fair value was previously disclosed in Note 26 Subordinated Liabilities. From 2021, it is disclosed within Financial Liabilities designated at fair value to better reflect that it is accounted for at fair value.